COMMITMENTS AND CONTINGENCIES - Product Warranties (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Movement in Standard and Extended Product Warranty Accrual, Increase (Decrease) [Roll Forward]
Balance at the beginning of the period	$ 37,065	$ 50,754
Accruals for warranties issued during the period	5,418	10,571
Settlements and adjustments during the period	(11,354)	(24,260)
Balance at the end of the period	$ 31,129	$ 37,065